Accrued Payroll	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Payroll [Abstract]
ACCRUED PAYROLL

NOTE 6: ACCRUED PAYROLL

Accrued payroll as of March 31, 2026 and December 31, 2025 consists of the following:

	March 31, 2026	December 31, 2025
Accrued payroll	$564,095	$542,460
Accrued payroll taxes	29,435	27,704
Total	$593,530	$570,164

The Company disputes the amount of $67,850, which is included in accrued payroll at March 31, 2026 and December 31, 2025. This amount was recorded during the period ended December 31, 2014 as due to its then CFO. The Company does not believe it has any liability to this individual.

Activity during the three months ended March 31, 2026

The Company accrued salaries in the amount of $21,635, net of payments of $79,615. The Company accrued payroll taxes in the amount of $1,731 on unpaid wages.

Activity during the three months ended March 31, 2025

The Company accrued salaries in the amount of $99,850, net of payments of $1,400. The Company accrued payroll taxes in the amount of $7,988 on unpaid wages.

NOTE 6: ACCRUED PAYROLL

Accrued payroll as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Accrued payroll	$542,460	$463,274
Accrued payroll taxes	27,704	13,707
Total	$570,164	$476,981

The Company disputes the amount of $67,850 which is included in accrued payroll at December 31, 2025 and 2024. This amount was recorded during the period ended December 31, 2014 as due to its then CFO. The Company does not believe it has any liability to this individual.

Activity during the year ended December 31, 2025

The Company accrued salaries in the amount of $405,000, made payments of $145,814, and converted accrued salaries due to officers in the amount of $180,000 into 180,000 shares of the Company’s common stock. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion. The Company accrued payroll taxes in the amount of $55,384 and made payments of $41,386.

Activity during the year ended December 31, 2024

The Company accrued salaries in the amount of $435,000 and made payments of $263,885. The Company accrued payroll taxes in the amount of $103,598 and made payments of $91,198.